DEBT - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
DEBT [Abstract]
2024	$ 33,500
2025	33,567
2026	2,669,066
2027	2,300
2028	25,967
Thereafter	500
Total	$ 2,764,900	$ 2,797,634